Commitments (Details 1) - Share Purchase Agreement [Member]	3 Months Ended
Mar. 31, 2023
Exercise Right Holder [Member]
IfrsStatementLineItems [Line Items]
Equity Price Protection Right	Cho, Hyungseok
Earn-out	Cho, Hyungseok
Exercise Right Obligor [Member]
IfrsStatementLineItems [Line Items]
Equity Price Protection Right	Buyer (K Enter)
Earn-out	Buyer (K Enter)
Object Of Exercise [Member]
IfrsStatementLineItems [Line Items]
Equity Price Protection Right	KWM shares received as a compensation (listed on Nasdaq)
Earn-out	Additional purchase price adjustment based on Play Company’s average net profit for FY2023–FY2025
Exercise Period [Member]
IfrsStatementLineItems [Line Items]
Equity Price Protection Right	During 3 months following 6-month lock-up expiration
Earn-out	Settlement due on Jan 31, 2027 and Jan 31, 2028
Exercise Price Settlement Basis [Member]
IfrsStatementLineItems [Line Items]
Equity Price Protection Right	Buyer to compensate Seller for any shortfall if shares sold below initial value; adjusted for gains realized/distributable up to December 31, 2026.
Earn-out	If the achievement rate is less than 75% or greater than 125% of the target of Korean Won 16.14 billion, the settlement amount will be calculated as the achieved percentage multiplied by Korean Won 9.05 billion. If the achievement rate falls between 75% and 125%, the settlement amount will be a fixed Korean Won 9.05 billion per year.